SHAREHOLDERS' EQUITY - Legal Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	$ 3,400	$ 24,614
Movements in the year	(12,137)	(21,214)
Legal reserves, ending balance	(8,737)	3,400
Legal Reserve Currency translation reserve (CTA)
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	3,965	19,037
Movements in the year	(10,349)	(15,072)
Legal reserves, ending balance	(6,384)	3,965
Legal Reserve Capitalized development cost
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	402	4,955
Movements in the year	0	(4,553)
Legal reserves, ending balance	402	402
Legal Reserve participating interest
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	1,316	622
Movements in the year	(1,083)	694
Legal reserves, ending balance	233	1,316
Reserve Fair value revaluation
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(2,283)	0
Movements in the year	(705)	(2,283)
Legal reserves, ending balance	$ (2,988)	$ (2,283)